Fair Value Measurements (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Estimate of fair value | Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Lines of credit, fair value disclosure	$ 39,000,000	$ 0
Loans payable, fair value disclosure	600,000	0
Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Lines of credit, fair value disclosure	39,000,000	0
Loans payable, fair value disclosure	$ 584,000	$ 0